Cover	Jul. 07, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 07, 2026
Entity File Number	000-22991
Entity Registrant Name	FUSE SCIENCE, INC.
Entity Central Index Key	0000842722
Entity Tax Identification Number	87-0460247
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2290 10th Ave N
Entity Address, City or Town	Lake Worth Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33461
City Area Code	954
Local Phone Number	837-6833
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	DROP
Entity Emerging Growth Company	false